UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin         New York, NY                    08/14/2006
       -------------------   ------------------------------  -------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------

Form 13F Information Table Value Total:       $1,914,517
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name




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                                                      FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------------
                                                         VALUE    SHRS OR  SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS     SOLE     SHARED   NONE
---------------------------- ---------------- --------- -------- --------- ---- ---- ---------- -------- ----------- -------- ------
ADVANCED  MED OPTICS               COM        00763M108  99,524  1,963,000  SH          SOLE              1,963,000      0       0
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AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105  87,823  2,640,500  SH          SOLE              2,640,500      0       0
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CEMEX S A                     SPON ADR 5 ORD  151290889  34,385    603,570  SH          SOLE                603,570      0       0
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CHICOS FAS INC                     COM        168615102  65,561  2,430,000  SH          SOLE              2,430,000      0       0
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COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209  32,214  1,340,000  SH          SOLE              1,340,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
CNET NETWORKS INC                  COM        12613R104  37,065  4,644,782  SH          SOLE              4,644,782      0       0
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COACH INC                          COM        189754104  70,804  2,368,034  SH          SOLE              2,368,034      0       0
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COMPTON PETE CO                    COM        204940100  34,270  2,952,100  SH          SOLE              2,952,100      0       0
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COVANTA HLDG CORP                  COM         2282E102 129,998  7,365,300  SH          SOLE              7,365,300      0       0
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CROCS INC                          COM        227046109  26,976  1,072,600  SH          SOLE              1,072,600      0       0
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DADE BEHRING HLDG INC              COM        23342J206 142,595  3,424,468  SH          SOLE              3,424,468      0       0
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DAVITA INC                         COM        23918K108  49,028    986,478  SH          SOLE                986,478      0       0
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DESARROLLADORA HOMEX S A DE   SPONSORED ADR   25030W100  30,024    915,100  SH          SOLE                915,100      0       0
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DISCOVERY HOLDING CO               COM        25468Y107 123,884  8,467,800  SH          SOLE              8,467,800      0       0
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ELONG INC                     SPONSORED ADR   290138205   7,623    547,553  SH          SOLE                547,553      0       0
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FIRST MARBLEHEAD CORP              COM        320771108   7,972    140,000  SH          SOLE                140,000      0       0
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FRONTLINE LTD                      COM        G3682E127  15,519    410,000  SH          SOLE                410,000      0       0
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GRACE W R & CO DEL NEW             COM        38388F108   5,850    500,000  SH          SOLE                500,000      0       0
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GRUPO AEROPORTUARIO DEL PAC     SPON ADR B    400506101  97,439  3,059,300  SH          SOLE              3,059,300      0       0
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HANSEN NAT CORP                    COM        411310105 103,752    545,000  SH          SOLE                545,000      0       0
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KFX INC                            COM        48245L107   7,640    500,000  SH          SOLE                500,000      0       0
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LEVEL 3 COMMUNICATIONS INC         COM        52729N100  17,693  3,985,000  SH          SOLE              3,985,000      0       0
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MICROSOFT CORP                     COM        594918104  53,357  2,290,000  SH          SOLE              2,290,000      0       0
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MICROSOFT CORP                     COM        594918104  90,404  3,880,000  SH  CALL    SOLE              3,880,000      0       0
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MONSANTO CO NEW                    COM        61166W101  37,372    443,900  SH          SOLE                443,900      0       0
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NATIONAL OILWELL VARCO INC         COM        637071101  48,440    765,000  SH          SOLE                765,000      0       0
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NEOWARE INC                        COM        64065P102   3,073    250,000  SH          SOLE                250,000      0       0
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NUTRI SYS INC NEW                  COM        67069D108  28,704    462,000  SH          SOLE                462,000      0       0
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NUVELO INC                       COM NEW      67072M301   1,614     96,937  SH          SOLE                 96,937      0       0
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PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT  71712A206  12,301    175,000  SH          SOLE                175,000      0       0
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PIER 1 IMPORTS INC                 COM        720279108  13,960  2,000,000  SH          SOLE              2,000,000      0       0
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POLYMEDICA CORP                    COM        731738100  12,061    335,400  SH  PUT     SOLE                335,400      0       0
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RESEARCH IN MOTION LTD             COM        760975102  13,954    200,000  SH          SOLE                200,000      0       0
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RESMED INC                         COM        761152107  20,282    432,000  SH          SOLE                432,000      0       0
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SARA LEE CORP                      COM        803111103  71,289  4,450,000  SH          SOLE              4,450,000      0       0
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SERVICES ACQUISITION CORP IN       COM        817628100  14,751  1,490,000  SH          SOLE              1,490,000      0       0
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SERVICES ACQUISITION CORP IN *W EXP 02/14/200 817628118   5,871  1,490,000  SH          SOLE              1,490,000      0       0
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SIRIUS SATELLITE RADIO INC         COM        82966U103  38,000  8,000,000  SH          SOLE              8,000,000      0       0
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SMURFIT-STONE CONTAINER CORP       COM        832727101  58,854  5,379,700  SH          SOLE              5,379,700      0       0
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SYMANTEC CORP                      COM        871503108  20,746  1,335,000  SH          SOLE              1,335,000      0       0
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TAKE-TWO INTERACTIVE SOFTWAR       COM        874054109   9,633    890,250  SH          SOLE                890,250      0       0
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THE9 LTD                           ADR        88337K104  10,670    460,125  SH          SOLE                460,125      0       0
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TRANSOCEAN INC                     ORD        G90078109  96,464  1,201,000  SH          SOLE              1,201,000      0       0
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TRAVELZOO INC                      COM        89421Q106   5,851    192,850  SH          SOLE                192,850      0       0
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UBS AG                          NAMEN AKT     H8920M855   1,108     10,100  SH          SOLE                 10,100      0       0
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UNDER ARMOUR INC                   CL A       904311107   1,066     25,000  SH          SOLE                 25,000      0       0
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URBAN OUTFITTERS INC               COM        917047102  17,053    975,000  SH          SOLE                975,000      0       0
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